BASIS OF CONSOLIDATION AND INVESTMENTS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands		1 Months Ended					12 Months Ended
	Dec. 15, 2022	Dec. 23, 2022	Oct. 21, 2022	Mar. 31, 2021	Mar. 23, 2021	Feb. 17, 2021	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2022
IfrsStatementLineItems [Line Items]
Stake percentage	32.73%		66.23%
Number of shares sold by CSN				377,804,907		372,749,743	377,804,907
Number of share before initial public offering							5,430,057,060
Price per share		R$ 0.44868615934
Number of shares issued									6,381,908
Reverse impairment of fair value							R$ 387,989
Investment property							159,080	R$ 162,181
Investment property [member]
IfrsStatementLineItems [Line Items]
Investment property							R$ 2,163,610	R$ 2,055,976
C S N Mineracao [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold						161,189,078
Number of shares sold by CSN						422,961,066
Number of share before initial public offering						50,211,323
Price per share						R$ 8.50
Number of shares issued							161,189,078
Number of value issued				R$ 3,211,342			R$ 1,370,107
Transaction costs				R$ 3,164,612			R$ 1,347,862
Issuance of diluted shares							161,189,078
C S N Mineracao [Member] | Common Stock [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold by CSN				50,211,323
Companhia Estadual De Geracaode Energia Eletrica C E E E G [Member]
IfrsStatementLineItems [Line Items]
Stake percentage							99.99%
C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Stake percentage							99.99%
C S N Mineracao [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary				9.30%			79.75%	78.24%
F T L Ferrovia Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary							92.71%	92.71%
F T L Ferrovia Transnordestina Logistica S A [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Advances for future capital					R$ 10,860,000
Interest in subsidiary					92.38%
Other comprehensive income					R$ 29,000
F T L Ferrovia Transnordestina Logistica S A [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary					92.71%